37 Commitments	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Commitments
37	Commitments

The main commitments related to long-term contracts not yet incurred, and therefore not recognized in the financial statements, are as follows:

	12.31.2020	12.31.2019
Energy purchase and transportation contracts	132,879,053	137,279,155
Additions to property, plant and equipment
Construction of transmission lines and substations	12,062	115,732
Construction of Jandaíra wind farm complex	330,257	-
Construction of SHP Bela Vista	23,717	111,481
Telecommunications works	132,430	90,769
Acquisition of assets for electricity distribution	978,189	428,441
Gas purchase contracts	655,422	859,211